SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT (NO 2-75010)
 UNDER THE SECURITIES ACT OF 1933  [ ]
 Pre-Effective Amendment No.             [ ]
 Post-Effective Amendment No.   34      [x]
and
REGISTRATION STATEMENT UNDER THE INVESTMENT
 COMPANY ACT OF 1940  [x]
 Amendment No.          [ ]
Variable Insurance Products Fund
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, MA  02109
(Address Of Principal Executive Office)
Registrant's Telephone Number, Including Area Code  617-570-7000
Arthur S. Loring, Secretary, 82 Devonshire St., Boston, MA 02109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective
 (x) Immediately upon filing pursuant to paragraph (b)
 ( ) On [     ], pursuant to paragraph (b)
 ( ) 60 days after filing pursuant to paragraph (a)(i)
 ( ) On [  ], pursuant to paragraph (a)(i) of Rule 485
 ( ) 75 days after filing pursuant to paragraph (a)(ii)
 ( ) On [date] pursuant to paragraph (a)(ii) of Rule 485
Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and has filed the Notice required by such Rule on February 28, 1997.




      File Nos. (2-75010 and 811-3329)  (2-75010 and 811-3329)
      Post-Effective Amendment No. 34_











      This Post-Effective Amendment No. 34 (File Nos. 2-75010 and 811-3329) incorporates by reference the Cross-Reference Pages, Parts A and B of the Trust's Post-Effective Amendment No. 33 (File Nos..2-75010 and 811-3329) filed with the Securities and Exchange Commission on April 23, 1997, into this Post-Effective Amendment..









PART C.  OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a) 1. The Financial Statements and Financial Highlights, included in the Annual Report, for Variable Insurance Products Fund: Money Market Portfolio, High Income Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio for the fiscal year ended December 31, 1996, are incorporated herein by reference into the Statement of Additional Information and were filed on February 28, 1997, for Variable Insurance Products Fund (File No. 811-3329) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
 2. The Financial Statements and Financial Highlights, included in the Annual Report, for Variable Insurance Products Fund II: Investment Grade Bond Portfolio, Asset Manager Portfolio, Index 500 Portfolio, Contrafund Portfolio, and Asset Manager: Growth Portfolio for the fiscal year ended December 31, 1996, are incorporated herein by reference into the Statement of Additional Information and were filed on February 28, 1997, for Variable Insurance Products Fund II (File No. 811-5511) pursuant to Rule 30d-1 under the Invest ment Company Act of 1940 and are incorporated herein by reference.
3. The Financial Statements and Financial Highlights, included in the Annual Report, for Variable Insurance Products Fumnd III: Growth Opportunities Portfolio, Growth & Income Portfolio and Balanced Portfolio for the fiscal year ended December 31, 1996, are incorporated herein by reference into the Statement of Additional Information and were filed on February 28, 1997, for Varible Insurance Products Fund III (File No. 811-7205) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.

(b) Exhibits:
(1) (a) Amended and Restated Declaration of Trust, dated July 31, 1985, is incorporated by reference to Exhibit 1 (a) to Post-Effective Amendment No. 32..
 (b) Supplement to the Declaration of Trust, dated January 2, 1987, is incorporated by reference to Exhibit 1 (b) to Post-Effective Amendment No. 32.
(c) Supplement to the Declaration of Trust, dated January 1, 1990, is incorporated by reference to Exhibit 1 (c) to Post-Effective Amendment No. 32.
(2) Bylaws of Variable Insurance Products Fund, as amended, are incorporated herein by reference to Exhibit 2(a) to Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
(3) Not applicable.
(4) Not applicable.
(5) (a) Management Contract between Equity-Income Portfolio and Fidelity Management & Research Company, dated January 1, 1993, is incorporated by refernce to Exhibit 5 (a) to Post-Effective Amendment No. 32..
   (b) Management Contract between Growth Portfolio and Fidelity Management & Research Company, dated January 1, 1993, is incorporated by reference to
Exhibit 5 (b) to Post-Effective Amendment No. 32..
   (c) Management Contract between Overseas Portfolio and Fidelity Management & Research Company, dated January 1, 1993, is incorporated by refernce to Exhibit 5 (c) to Post-Effective Amendment No. 32.
   (d) Sub-Advisory Agreement between Fidelity Management & Research Company and FMR Texas Inc. on behalf of Money Market Portfolio, dated January 1, 1990, is incorporated by refernce to Exhibit 5 (d) to Post-Effective Amendment No. 32.
   (e) Sub-Advisory Agreement among Fidelity Management & Research Company, Fidelity Management & Research (U.K.) Inc. and Variable Insurance Products Fund on behalf of Overseas Portfolio, dated April 1, 1992, is incorporated by reference to Exhibit No. 5 (e) to Post-Effective Amendment No. 32.
   (f) Sub-Advisory Agreement among Fidelity Management & Research Company, Fidelity Management & Research (Far East) Inc. and Variable Insurance Products Fund on behalf of Overseas Portfolio, dated April 1, 1992, is incorporated by reference to Exhibit 5 (f) to Post-Effective Amendment No. 32.
   (g) Sub-Advisory Agreement among Fidelity Management & Research Company, Fidelity International Investment Advisors and Variable Insurance Products Fund on behalf of Overseas Portfolio, dated April 1, 1992, is incorporated by reference to Exhibit No. 5 (g) to Post-Effective Amendment No. 32.
   (h) Sub-Advisory Agreement between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Overseas Portfolio, dated April 1, 1992, is incorporated by reference to Exhibit 5 (h) to Post-Effective Amendment No. 32.
   (i) Management Contract between Money Market Portfolio and Fidelity Management & Research Company, dated January 1, 1994, is incorporated herein by reference to Exhibit 5(q) to Post-Effective Amendment No. 28.
   (j) Management Contract between High Income Portfolio and Fidelity Management & Research Company, dated January 1, 1994, is incorporated herein by reference to Exhibit 5(r) to Post-Effective Amendment No. 28.
   (k) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of High Income Portfolio, dated January 1, 1994, is incorporated herein by reference to Exhibit 5(s) to Post-Effective No. 28.
   (t) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of High Income Portfolio, dated January 1, 1994, is incorporated herein by reference to Exhibit 5(t) to Post-Effective No. 28.
(6) (a) Amended General Distribution Agreement between Money Market Portfolio and Fidelity Distributors Corporation, dated April 1, 1987, is incorporated by refernce to Exhibit 6 (a) to Post-Effective Amendment No. 32.
(b) Amended General Distribution Agreement between High Income Portfolio and Fidelity Distributors Corporation, dated April 1, 1987, is incorporated by reference to Exhibit No. 6 (b) to Post-effective Amendment No. 32.
(c) Amended General Distribution Agreement between Equity-Income Portfolio and Fidelity Distributors Corporation, dated April 1, 1987, is incorporated by reference to Exhibit No. 6 (c) to Post-Effective Amendment No. 32.
(d) Amended General Distribution Agreement between Growth Portfolio and Fidelity Distributors Corporation, dated April 1, 1987, is incorporated by reference to Exhibit 6 (d) to Post-Effective Amendment No. 32.
(e) Amended General Distribution Agreement between Overseas Portfolio and Fidelity Distributors Corporation, dated April 1, 1987, is incorporated by reference to Exhibit 6 (e) to Post-Effective Amendment No. 32.
(f) Amendment to General Distribution Agreement between Money Market, High Income, Equity-Income, Growth and Overseas Portfolios and Fidelity Distributors Corporation, dated January 1, 1988, is incorporated by reference to Exhibit No. 6 (f) to Post-Effective Amendment No. 32.
(7) Retirement Plan for Non-Interested Person Trustees, Directors or General Partners, effective August 1, 1993, is incorporated herein by reference to Exhibit 7 to Fidelity Union Street Trust's Post-Effective Amendment No. 87 (File No. 2-50318).
(8) (a) Custodian Agreement and Appendix C, dated December 1, 1994, between The Bank of New York and Variable Insurance Products Fund on behalf of Money Market Portfolio and High Income Portfolio is incorporated herein by reference to Exhibit 8(a) of Fidelity Hereford Street Trust's Post-Effective Amendment No. 4 (File No. 33-52577).
 (b) Appendix A, dated September 14, 1995, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Variable Insurance Products Fund on behalf of Money Market Portfolio and High Income Portfolio is incorporated herein by reference to Exhibit 8(d) of Fidelity Charles Street Trust's Post-Effective Amendment No. 54 (File No. 2-73133).
(c) Appendix B, dated September 14, 1995, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Variable Insurance Products Fund on behalf of Money Market Portfolio and High Income Portfolio is incorporated herein by reference to Exhibit 8(e) of Fidelity Charles Street Trust's Post-Effective Amendment No. 54 (File No. 2-73133).
(d) Custodian Agreement, Appendix A, and Appendix C, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Variable Insurance Products Fund on behalf of Equity-Income Portfolio and Overseas Portfolio is incorporated herein by reference to Exhibit 8(a) of Fidelity Investment Trust's Post-Effective Amendment No. 59 (File No. 2-90649).
 (e) Appendix B, dated September 14, 1995, to the Custodian Agreement, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Variable Insurance Products Fund on behalf of Equity-Income Portfolio and Overseas Portfolio is incorporated herein by reference to Exhibit 8(b) of Fidelity Charles Street Trust's Post-Effective Amendment No. 54 (File No. 2-73133).
 (f) Custodian Agreement and Appendix C, dated September 1, 1994, between Brown Brothers Harriman & Company and Variable Insurance Products Fund on behalf of Growth Portfolio is incorporated herein by reference to Exhibit 8(a) of Fidelity Commonwealth Trust's Post-Effective Amendment No. 56 (File No. 2-52322).
 (g) Appendix A, dated September 14, 1995, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Variable Insurance Products Fund on behalf of Growth Portfolio is incorporated herein by reference to Exhibit 8(b) of Fidelity Mt. Vernon Street Trust's Post-Effective Amendment No. 33 (File No. 2-79755).
 (h) Appendix B, dated September 14, 1995, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Variable Insurance Products Fund on behalf of Growth Portfolio is incorporated herein by reference to Exhibit 8(b) of Fidelity Capital Trust's Post-Effective Amendment No. 63 (File No. 2-61760).
(9) None.
(10) Not applicable.
(11)(a) Consent of Coopers & Lybrand L.L.P. is incorporated by reference to
Exhibit 11 (a) to Post-Effective Amendment No. 33.
(11)(b) Consent of Price Waterhouse LLP is incorporated by reference to
Exhibit 11(b) to Post-Effective Amendment No. 33.
(12) Not applicable.
(13) Not applicable.
  (14) Not applicable.
(15) (a) Distribution and Service Plan pursuant to Rule 12b-1 for Money Market Portfolio is filed incorporated by reference to Exhibit 15 (a) to Post-Effective Amendment No. 32.
(b) Distribution and Service Plan pursuant to Rule 12b-1 for High Income Portfolio is incorporated by reference to Exhibit 15 (b) to Post-Effective Amendment No. 32.
 (c) Distribution and Service Plan pursuant to Rule 12b-1 for Equity-Income Portfolio is incorporated by reference to Exhibit 15 (c) to Post-Effective Amendment No. 32.
(d) Distribution and Service Plan pursuant to Rule 12b-1 for Growth Portfolio is incorporated by reference to Exhibit 15 (d) to Post-Effective Amendment No. 32.
(e) Distribution and Service Plan pursuant to Rule 12b-1 for Overseas Portfolio is incorporated by reference to Exhibit 15 (e) to Post-Effective Amendment No. 32.
  (16) Schedule for Computation of performance quotations (using Money Market Portfolio as an example for a 7-day yield and total return and High Income Portfolio as an example for a 30-day yield) is incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 32.
   (a) A schedule for the computation of a moving average (using Equity-Income as an example) was filed as Exhibit 16(a) to Post-Effective No. 29.
  (17)  Financial Data Schedules are filed herein as Exhibit 17.
  (18)  Not Applicable.
Item 25.  Persons Controlled by or Under Common Control with Registrant
 The Board of Trustees of Registrant is the same as the Board of Trustees of other funds advised by Fidelity Management & Research Company ("FMR"). In addition, the officers of these portfolios are substantially identical.
 Registrant takes the position that it is not under common control with any of the above portfolios since the power residing in the respective companies, boards and officers arises in each instance as the result of an official position with the respective funds.
Item 26.  Number of Holders of Securities
March 31, 1997
Title of Securities   Number of Record Holders

Shares of Beneficial Interest
Money Market Portfolio:    65

High Income Portfolio:     81

Equity-Income Portfolio:   110

Growth Portfolio:          112

Overseas Portfolio:        93


Item 27. Indemnification
 Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Registrant shall indemnify any present or past Trustee or officer to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action, suit, or proceeding in which he is involved by virtue of his service as a Trustee, an officer, or both. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification will not be provided in certain circumstances, however. These include instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.
 Pursuant to Section 11 of the Distribution Agreement, the Registrant agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant included a materially misleading statement or omission. However, the Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. The Registrant does not agree to indemnify the parties against any liability to which they would be subject by reason of willful misfeasance, bad faith, gross negligence, and reckless disregard of the obligations and duties under the Distribution Agreement.
 Pursuant to the agreement by which Fidelity Service Company ("Service") is appointed sub-transfer agent, the Transfer Agent agrees to indemnify Service for its losses, claims, damages, liabilities and expenses to the extent the Transfer Agent is entitled to and receives indemnification from the Registrant for the same events. Under the Transfer Agency Agreement, the Registrant agrees to indemnify and hold the Transfer Agent harmless against any losses, claims, damages, liabilities, or expenses resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, which names the Transfer Agent and/or the Registrant as a party and is not based on and does not result from the Transfer Agent's willful misfeasance, bad faith, negligence or reckless disregard of its duties, and arises out of or in connection with the Transfer Agent's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by the Transfer Agent's willful misfeasance, bad faith, negligence or reckless disregard of its duties) which results from the negligence of the Registrant, or from the Transfer Agent's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of the Transfer Agent's acting in reliance upon advice reasonably believed by the Transfer Agent to have been given by counsel for the Registrant, or as a result of the Transfer Agent's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 28. Business and Other Connections of Investment Adviser

 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.
Edward C. Johnson 3d   Chairman of the Executive Committee of FMR;
                       President and Chief Executive Officer of FMR Corp.;
                       Chairman of the Board and Director of FMR, FMR
                       Corp., FMR Texas Inc., FMR (U.K.) Inc., and FMR
                       (Far East) Inc.; Chairman of the Board and
                       Representative Director of Fidelity Investments Japan
                       Limited; President and Trustee of funds advised by FMR.



J. Gary Burkhead       President and Director of FMR, FMR Texas Inc., FMR
                       (U.K.) Inc., and FMR (Far East) Inc.; Managing
                       Director of FMR Corp.; Senior Vice President and
                       Trustee of funds advised by FMR.



Peter S. Lynch         Vice Chairman of the Board and Director of FMR.



Marta Amieva           Vice President of FMR.



Dwight D. Churchill    Vice President of FMR.



John D. Crumrine       Assistant Treasurer of FMR, FMR (U.K.) Inc., FMR
                       (Far East) Inc., and FMR Texas Inc.; Vice President and Treasurer of FMR Corp.



William Danoff         Vice President of FMR and of a fund advised by FMR.



Scott E. DeSano        Vice President of FMR.



Craig P. Dinsell       Vice President of FMR.



Penelope Dobkin        Vice President of FMR and of a fund advised by FMR.



George C. Domolky      Vice President of FMR.



Larry A. Domash        Vice President of FMR.



Bettina Doulton        Vice President of FMR and of funds advised by FMR.



Margaret L. Eagle      Vice President of FMR and a fund advised by FMR.



Richard B. Fentin      Senior Vice President of FMR and Vice President of a
                       fund advised by FMR.



Gregory Fraser         Vice President of FMR and of a fund advised by FMR.



Jay Freedman           Assistant Clerk of FMR; Clerk of FMR Corp., FMR
                       (U.K.) Inc., and FMR (Far East) Inc.; Secretary of
                       FMR Texas Inc.



Robert Gervis          Vice President of FMR.



David L. Glancy        Vice President of FMR and of a fund advised by FMR.



Kevin E. Grant         Vice President of FMR and of funds advised by FMR.



Barry A. Greenfield    Vice President of FMR and of a fund advised by FMR.



Boyce I. Greer         Vice President of FMR.



Bart Grenier           Vice President of FMR.



Robert Haber           Vice President of FMR.



Richard C. Habermann   Senior Vice President of FMR; Vice President of funds
                       advised by FMR.



William J. Hayes       Senior Vice President of FMR; Vice President of
                       Equity funds advised by FMR.



Richard Hazlewood      Vice President of FMR and of a fund advised by FMR.



Fred L. Henning Jr.    Senior Vice President of FMR; Vice President of
                       Fixed-Income funds advised by FMR.



John R. Hickling       Vice President of FMR and of a fund advised by FMR.



Robert F. Hill         Vice President of FMR; Director of Technical
                       Research.



Curt Hollingsworth     Vice President of FMR and of funds advised by FMR.



Abigail P. Johnson     Vice President of FMR and of a fund advised by FMR.



Stephen P. Jonas       Vice President of FMR; Treasurer of FMR, FMR
                       (U.K.) Inc., FMR (Far East) Inc., and FMR Texas Inc.



David B. Jones         Vice President of FMR.



Steven Kaye            Vice President of FMR and of a fund advised by FMR.



Francis V. Knox        Vice President of FMR; Compliance Officer of FMR
                       (U.K.) Inc.




David P. Kurrasch           Vice President of FMR.



Robert A. Lawrence          Senior Vice President of FMR; Vice President of High
                            Income funds advised by FMR.



Alan Leifer                 Vice President of FMR.



Harris Leviton              Vice President of FMR and of a fund advised by FMR.



Bradford E. Lewis           Vice President of FMR and of funds advised by FMR.



Arthur S. Loring            Senior Vice President, Clerk, and General Counsel of
                            FMR; Vice President/Legal, and Assistant Clerk of
                            FMR Corp.; Secretary of funds advised by FMR.



Richard R. Mace Jr.         Vice President of FMR and of funds advised by FMR.



Malcolm W. MacNaught II     Vice President of FMR and of a fund advised by FMR.



Robert H. Morrison          Vice President of FMR; Director of Equity Trading.



David L. Murphy             Vice President of FMR and of funds advised by FMR.



Jacques Perold              Vice President of FMR.



Anne Punzak                 Vice President of FMR.



Kenneth A. Rathgeber        Vice President of FMR; Treasurer of funds advised by
                            FMR.



Lee H. Sandwen              Vice President of FMR.



Patricia A. Satterthwaite   Vice President of FMR and of a fund advised by FMR.



Thomas T. Soviero           Vice President of FMR and of a fund advised by FMR.



Richard Spillane            Vice President of FMR; Senior Vice President and
                            Director of Operations and Compliance of FMR (U.K.)
                            Inc.



Robert E. Stansky           Senior Vice President of FMR; Vice President of a
                            fund advised by FMR.



Thomas Sweeney              Vice President of FMR and of a fund advised by FMR.



Beth F. Terrana             Senior Vice President of FMR; Vice President of a
                            fund advised by FMR.



Yoko Tilley                 Vice President of FMR.



Joel C. Tillinghast         Vice President of FMR and of a fund advised by FMR.



Robert Tuckett              Vice President of FMR.



Jennifer Uhrig              Vice President of FMR and of funds advised by FMR.



George A. Vanderheiden      Senior Vice President of FMR; Vice President of funds
                            advised by FMR.



(2)  FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)
       Pembroke Hall, 42 Crow Lane, Pembroke, Bermuda
 FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.
Edward C. Johnson 3d   Chairman of the Board and Director of FMR U.K.,
                       FMR, FMR Corp., FMR Texas Inc., and FMR (Far
                       East) Inc.; Chairman of the Executive Committee of
                       FMR; President and Chief Executive Officer of FMR
                       Corp.; Chairman of the Board and Representative
                       Director of Fidelity Investments Japan Limited;
                       President and Trustee of funds advised by FMR.



J. Gary Burkhead       President and Director of FMR U.K., FMR, FMR (Far
                       East) Inc., and FMR Texas Inc.; Managing Director of
                       FMR Corp.; Senior Vice President and Trustee of funds advised by FMR.



Richard Spillane       Senior Vice President and Director of Operations and
                       Compliance of FMR U.K.; Vice President of FMR.



Stephen P. Jonas       Treasurer of FMR U.K., FMR, FMR (Far East) Inc.,
                       and FMR Texas Inc.; Vice President of FMR.



John D. Crumrine       Assistant Treasurer of FMR U.K., FMR, FMR (Far
                       East) Inc., and FMR Texas Inc.; Vice President and
                       Treasurer of FMR Corp.



Francis V. Knox        Compliance Officer of FMR U.K.; Vice President of
                       FMR.



Jay Freedman           Clerk of FMR U.K., FMR (Far East) Inc., and FMR
                       Corp.; Assistant Clerk of FMR; Secretary of FMR
                       Texas Inc.


(3) FIDELITY MANAGEMENT & RESEARCH COMPANY (FAR EAST) INC. (FMR FAR EAST) Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan
 FMR Far East provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.
Edward C. Johnson 3d   Chairman of the Board and Director of FMR Far
                       East, FMR, FMR Corp., FMR Texas Inc., and
                       FMR (U.K.) Inc.; Chairman of the Executive
                       Committee of FMR; President and Chief
                       Executive Officer of FMR Corp.; Chairman of the Board and Representative Director of Fidelity Investments Japan Limited; President and Trustee of funds advised by FMR.



J. Gary Burkhead       President and Director of FMR Far East, FMR
                       Texas Inc., FMR, and FMR (U.K.) Inc.;
                       Managing Director of FMR Corp.; Senior Vice
                       President and Trustee of funds advised by FMR.



William R. Ebsworth    Vice President of FMR Far East; Director of
                       FIIA.



Bill Wilder            Vice President of FMR Far East; President and
                       Representative Director of Fidelity Investments
                       Japan Limited.



Stephen P. Jonas       Treasurer of FMR Far East, FMR, FMR (U.K.)
                       Inc., and FMR Texas Inc.; Vice President of
                       FMR.



John D. Crumrine       Assistant Treasurer of FMR Far East, FMR,
                       FMR (U.K.) Inc., and FMR Texas Inc.; Vice
                       President and Treasurer of FMR Corp.



Jay Freedman           Clerk of FMR Far East, FMR (U.K.) Inc., and
                       FMR Corp.; Assistant Clerk of FMR; Secretary of FMR Texas Inc.


Item 29. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for most funds advised by FMR.
(b)

Name and Principal   Positions and Offices   Positions and Offices

Business Address*    With Underwriter        With Registrant

Edward C. Johnson 3d   Director                   Trustee and President

W. Humphrey Bogart     Director                   None

Kurt A. Lange          President and Treasurer    None

Thomas W. Littauer     Senior Vice President      None

Arthur S. Loring       Vice President and Clerk   Secretary

* 82 Devonshire Street, Boston, MA
 (c) Not applicable.
Item 30. Location of Accounts and Records
 All accounts, books, and other documents required to be maintained by
Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Service Co., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodian: The Bank of New York, 110 Washington Street, New York, N.Y.; The Chase Manhattan Bank, 1211 Avenue of the Americas, New York, N.Y.; and Brown Brothers Harriman & Co., 40 Water Street, Boston, MA.
Item 31. Management Services - Not applicable.

Item 32.  Undertakings
 The Registrant on behalf of Money Market Portfolio, High Income Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio, undertakes (1) to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees, when requested to do so by record holders of not less than 10% of its outstanding shares; and
(2) to assist in communications with other shareholders pursuant to Section 16(c)(1) and (2), whenever shareholders meeting the qualifications set forth in Section 16(c) seek the opportunity to communicate with other shareholders with a view toward requesting a meeting.
 The Registrant,on behalf of High Income Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio, provided the information required by Item 5A is contained in the annual report, undertakes to furnish to each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 34 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 16th day of May 1997.
      VARIABLE INSURANCE PRODUCTS FUND
      By /s/Edward C. Johnson 3d          (dagger)
           Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
       (Signature)   (Title)   (Date)


/s/Edward C. Johnson 3d  (dagger)    President and Trustee           May 16, 1997

Edward C. Johnson 3d                 (Principal Executive Officer)



/s/Kenneth A. Rathgeber     *        Treasurer                       May 16, 1997

Kenneth A. Rathgeber



/s/J. Gary Burkhead                  Trustee                         May 16,  1997

J. Gary Burkhead



/s/Ralph F. Cox                 **   Trustee                         May 16, 1997

Ralph F. Cox



/s/Phyllis Burke Davis      **       Trustee                         May 16, 1997

Phyllis Burke Davis



/s/E. Bradley Jones           **     Trustee                         May 16, 1997

E. Bradley Jones



/s/Donald J. Kirk               **   Trustee                         May 16, 1997

Donald J. Kirk



/s/Peter S. Lynch               **   Trustee                         May 16, 1997

Peter S. Lynch



/s/Marvin L. Mann            **      Trustee                         May 16, 1997

Marvin L. Mann



/s/William O. McCoy        **        Trustee                         May 16, 1997

William O. McCoy



/s/Gerald C. McDonough  **           Trustee                         May 16, 1997

Gerald C. McDonough



/s/Thomas R. Williams       **       Trustee                         May 16, 1997

Thomas R. Williams




(dagger) Signatures affixed by J. Gary Burkhead pursuant to a power of attorney dated January 3, 1997 and filed herewith.
* Signature affixed by John H. Costello pursuant to a power of attorney dated December 19, 1996 and filed herewith.
** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.
POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Plans                   Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Government Securities
Fidelity Deutsche Mark Performance          Fund, L.P.
  Portfolio, L.P.                        Fidelity Union Street Trust
Fidelity Devonshire Trust                Fidelity Union Street Trust II
Fidelity Exchange Fund                   Fidelity Yen Performance Portfolio, L.P.
Fidelity Financial Trust                 Variable Insurance Products Fund
Fidelity Fixed-Income Trust              Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint
J. Gary Burkhead my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, Form N-8B-2, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 3, 1997.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d               January 3, 1997

Edward C. Johnson 3d

POWER OF ATTORNEY
 I, the undersigned Treasurer and principal financial and accounting officer of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint John H. Costello and John E. Ferris each of them singly my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue
hereof.   This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Kenneth A. Rathgeber__________   December 19, 1996

Kenneth A. Rathgeber

POWER OF ATTORNEY
 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson 3d___________    /s/Peter S. Lynch________________

Edward C. Johnson 3d                  Peter S. Lynch




/s/J. Gary Burkhead_______________    /s/William O. McCoy______________

J. Gary Burkhead                      William O. McCoy


/s/Ralph F. Cox __________________   /s/Gerald C. McDonough___________

Ralph F. Cox                         Gerald C. McDonough


/s/Phyllis Burke Davis_____________   /s/Marvin L. Mann________________

Phyllis Burke Davis                   Marvin L. Mann


/s/E. Bradley Jones________________   /s/Thomas R. Williams ____________

E. Bradley Jones                      Thomas R. Williams


/s/Donald J. Kirk __________________

Donald J. Kirk